7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Depreciation-right-of-use assets	$ 39,536	$ 39,536	$ 0
Interest expense related to the office lease	7,882	11,068	0
Operating costs	30,489	31,940	0
Parking space costs	4,706	4,628	0
Office lease and rental costs	82,613	87,172	0
Cash paid for the office and parking space	$ 81,815	$ 83,188	$ 0